Note 15 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2024 USD ($)
2025	$ 1,234,202
2026	635,759
2027	327,074
2028	271,496
2029	183,298
2030 and thereafter	226,900
Total	$ 2,878,729